Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Summary of Accrued Liabilities	Accrued liabilities consist of the following:

	As of December 31,
	2024	2025
Administrative expenses	78,592	171,552
Vessel operating and voyage expenses	3,291,428	4,024,434

Total	3,370,020	4,195,986